CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Current assets
Cash and cash equivalents	$ 1,805,766	$ 2,191,095	$ 6,006,436
Restricted cash	40,000	40,000
Other receivables	202,150	49,372	174,283
Prepaids	104,276	6,729	6,889
Total current assets	2,152,192	2,287,196	6,187,608
TOTAL ASSETS	2,152,192	2,287,196	6,187,608
Current liabilities
Accounts payable and accrued liabilities	2,423,467	164,500	127,590
Total current liabilities	2,423,467	164,500	127,590
TOTAL LIABILITIES	2,423,467	164,500	127,590
EQUITY
Net parent investment	(271,275)	2,122,696	6,060,018
NET DEFICIT	(271,275)	2,122,696	6,060,018
TOTAL LIABILITIES AND NET DEFICIT	$ 2,152,192	$ 2,287,196	$ 6,187,608